UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	August 9, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $116,449

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AMGEN INC 			COM			031162100	1006		17242	SH		SOLE			8707	0	8535
AT&T INC 			COM			00206R102	675		21490	SH		SOLE			10976	0	10514
CME GROUP INC 			COM			12572Q105	646		2216	SH		SOLE			1781	0	435
CONOCOPHILLIPS 			COM			20825C104	449		5978	SH		SOLE			5653	0	325
DU PONT E I DE NEMOURS & CO 	COM			263534109	1089		20145	SH		SOLE			20145	0	0
EXXON MOBIL CORP 		COM			30231G102	718		8817	SH		SOLE			5704	0	3113
GENERAL ELECTRIC CO 		COM			369604103	751		39846	SH		SOLE			39396	0	450
HEINZ H J CO 			COM			423074103	586		11000	SH		SOLE			10000	0	1000
ILLINOIS TOOL WKS INC		COM			452308109	918		16248	SH		SOLE			0	0	16248
ISHARES TR			BARCLYS TIPS BD		464287176	1995		18027	SH		SOLE			11753	0	6274
ISHARES TR 			S&P 500 INDEX		464287200	7628		57607	SH		SOLE			46563	0	11045
ISHARES TR 			IBOXX INV CPBD		464287242	1029		9345	SH		SOLE			9345	0	0
ISHARES TR 			S&P NA NAT RES		464287374	12341		282658	SH		SOLE			221997	0	60661
ISHARES TR 			MSCI EAFE INDEX		464287465	2539		42215	SH		SOLE			27925	0	14290
ISHARES TR 			S&P MIDCAP 400		464287507	1005		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	11851		143126	SH		SOLE			123340	0	19787
ISHARES TR 			S&P SMLCAP 600		464287804	540		7369	SH		SOLE			7369	0	0
JPMORGAN CHASE & CO 		COM			46625H100	1443		35248	SH		SOLE			20381	0	14867
JOHNSON & JOHNSON 		COM			478160104	800		12032	SH		SOLE			11332	0	700
KENNAMETAL INC 			COM			489170100	253		6000	SH		SOLE			6000	0	0
MARSH & MCLENNAN COS INC	COM			571748102	449		14400	SH		SOLE			0	0	14400
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	3827		206772	SH		SOLE			132731	0	74041
PRICE T ROWE GROUP INC 		COM			74144T108	483		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	778		12241	SH		SOLE			9706	0	2535
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	2135		32053	SH		SOLE			23560	0	8493
SARA LEE CORP 			COM			803111103	190		10000	SH		SOLE			10000	0	0
3M CO				COM			88579Y101	207		2185	SH		SOLE			1675	0	510
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	2110		25996	SH		SOLE			19022	0	6974
VANGUARD TAX-MANAGED INTL FD 	MSCI EAFE ETF		921943858	5940		155988	SH		SOLE			137143	0	18845
VANGUARD INTL EQUITY INDEX F 	MSCI EMR MKT ETF	922042858	6240		128338	SH		SOLE			103960	0	24378
VANGUARD INDEX FDS		REIT ETF		922908553	11599		192993	SH		SOLE			155422	0	37571
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	12129		200179	SH		SOLE			159773	0	40406
VANGUARD INDEX FDS		SMALL CP ETF		922908751	8505		108974	SH		SOLE			94152	0	14822
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1164		23728	SH		SOLE			19174	0	4554
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	2310		37881	SH		SOLE			27110	0	10771
WISDOMTREE TRUST		INTL REAL EST		97717W331	208		7221	SH		SOLE			0	0	7221
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1407		25795	SH		SOLE			24383	0	1412
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1386		30411	SH		SOLE			27986	0	2425
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	1232		25862	SH		SOLE			0	0	25862
WISDOMTREE TRUST		DEFA FD			97717W703	5888		117354	SH		SOLE			97075	0	20279